Trade and other receivables (Tables)	12 Months Ended
Mar. 31, 2025
Trade And Other Receivables
Schedule of trade and other receivables
	March 31,
	2024	2025
Trade receivables (net of allowance)	4,508,552	5,523,943
Refund and other receivable (net of allowance)	128,691	44,298
Total	4,637,243	5,568,241